SHARE OPTIONS - Summary of Share Options Outstanding (Details) - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Share-Based Payment Arrangement [Abstract]
Weighted Average Exercise Price of Outstanding Options (in dollars per share)	$ 5.63	$ 6.70
Outstanding - Unvested (in shares)	0	500,000
Weighted Average Exercise Price (in dollars per share)	$ 0.00	$ 6.70
Options Outstanding and Unvested, Weighted Average Remaining Contractual Life	0 years	2 years 6 months 18 days
Options Outstanding and Exercisable, Number of options (in shares)	400,000	150,000
Options Outstanding and Exercisable, Weighted Average Exercise Price (in dollars per share)	$ 5.63	$ 4.84
Options Outstanding and Exercisable, Weighted Average Remaining Contractual Life	1 year 9 months 14 days	2 years 9 months 14 days